Tax matters - Schedule of deferred tax assets and liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 19,246	€ 20,787	€ 19,440	€ 22,758
Deferred tax liabilities	5,933	6,428	6,462	6,522
Portion converted into credit	642
Banco Popular Espanol, S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Portion already submitted for conversion					€ 995
Tax losses and tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,093	1,778	1,250	3,427
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	18,153	19,009	18,190	19,331
Deferred tax liabilities	5,933	6,428	6,462	6,522
Valuation of financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	1,791	1,792	1,419
Valuation of tangible and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	2,311	3,169	3,081
Investments in Group companies
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	440	359	337
Monetizable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	10,721	10,660	10,473
Monetizable | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	10,721	10,660	10,473	€ 11,233
Monetizable | Loan losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	7,134	7,696	6,888
Monetizable | Pensions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,587	2,964	3,585
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	8,525	10,127	8,967
Other | Tax losses and tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,093	1,778	1,249
Other | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	7,432	8,349	7,718
Other | Non-deductible provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,139	2,182	2,256
Other | Valuation of financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	483	1,535	600
Other | Loan losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,007	1,232	988
Other | Pensions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	875	560	669
Other | Valuation of tangible and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 1,373	€ 1,270	€ 1,509